Issued Capital (Details Narrative)	Jun. 30, 2025 $ / shares shares	Mar. 21, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares authorized	555,000,000
Par value per share | (per share)	$ 0.0001	$ 10.00
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	5,000,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	500,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	50,000,000